INCOME TAX AND CONTRIBUTION - Schedule of Deferred Income Tax and Social Contribution Assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Major components of tax expense (income) [abstract]
Combined tax rate	30.00%
Tax loss and negative bases	R$ 25,846,911	R$ 21,160,095	R$ 18,325,916
Tax loss (25%)	6,461,728	5,290,024	4,581,479
Negative social contribution base (9%)	2,326,222	1,904,409	1,649,332
Total	R$ 8,787,950	R$ 7,194,433	R$ 6,230,811